Convertible Debt (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Convertible debts outstanding, net of debt discount of $9,495 on September 30, 2012
Debt instrument accrued interest	$ 1,800
Debt accrued interest converted into common shares	100,522,036
Debt instrument accrued interest converted in common shares, amount	32,500
Debt instrument converted in common shares	107,447,465
Convertible loan balance outstanding	0	48,145
Related party convertible debt reclassified	18,900
Debt principal amount	$ 2,785
Debt converted into common shares	278,450,000